Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price Global Allocation Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
T. Rowe Price Global Allocation Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,075
T. Rowe Price Global Allocation Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	$ 1,634